Summary of Significant Accounting Policies (Details) - Schedule of Percentages of Total Revenue Disaggregated by Sales - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Percentages of Total Revenue Disaggregated by Sales [Line Items]
Total revenue percentages	100.00%	100.00%	100.00%	100.00%
Wholesale [Member]
Schedule of Percentages of Total Revenue Disaggregated by Sales [Line Items]
Total revenue percentages	27.20%	70.60%	72.70%	57.70%
Direct to consumer [Member]
Schedule of Percentages of Total Revenue Disaggregated by Sales [Line Items]
Total revenue percentages	72.80%	29.40%	27.30%	31.90%